Impairment reversal (impairment and disposals) of non-current assets	12 Months Ended
Dec. 31, 2022
Impairment Reversal Impairment And Disposals Of Non-current Assets
Impairment reversal (impairment and disposals) of non-current assets

19.	Impairment reversal (impairment and disposals) of non-current assets

The impairment reversal (impairment loss) recognized are presented below:

	Notes	2022	2021	2020
Midwestern System	16(b)	205	(78)	-
Manganese	16(e)	(10)	(35)	(76)
Vale Nouvelle-Calédonie S.A.S. ("VNC")	16(f)	-	(98)	(882)
Biopalma	16(i)	-	-	(125)
Impairment reversal (impairment) of non-current assets		195	(211)	(1,083)

Onerous contracts - Midwestern System	16(b)	916	(18)	-
Result of disposals of non-current assets		(338)	(197)	(225)
Result of disposals of non-current assets and other results		578	(215)	(225)
Impairment reversal (impairment and disposals) of non-current assets		773	(426)	(1,308)

The Company tested for impairment the cash generating units (“CGU”) for which a triggering event was identified and for goodwill. The recoverable amount of each CGU under the Company’s impairment test was assessed using the fair value less costs of disposal model (“FVLCD”), through discounted cash flow techniques, which is classified as “level 3” in the fair value hierarchy, taking into consideration offers and purchase agreements, if applicable.

The cash flows were discounted by using a post-tax discount rate expressed in real terms, which represents an estimate of the rate that a market participant would apply having regard to the time value of money and the asset’s specific risk. The Company used its weighted average cost of capital (“WACC”) as a starting point for determining the discount rates, with appropriate adjustments for the risk profile of the countries in which the individual CGU operate.

Climate change

As outlined in note 2, the potential financial impacts on the Company of climate change and the transition to a low carbon economy have been considered in the assessment of the Company’s critical accounting estimates, which includes indicators of impairment, such as: (i) demand for the Company’s commodities decreasing, due to policy, regulatory (including carbon pricing mechanisms), legal, technological, market or societal responses to climate change; and (ii) physical impacts related to risks resulting from increased frequency or severity of extreme weather events, and those related to chronic risks resulting from longer-term changes in climate patterns.

a) Impairment recorded on the sale of investments

In the past few years, the Company has divested non-strategic assets, as detailed in note 16 to these financial statements. These transactions resulted in material impacts on Vale's results, which were recorded under "Impairment reversal (impairment and disposals) of non-current assets, net", as summarized below:

•	Midwestern system (note 16b) – As a result of the agreement for the sale of these assets to J&F, the Company recorded a gain in the amount of US$1,121 due to the reversal of the impairment of property, plant and equipment, of which US$214 relates to the property, plant and equipment, and US$916 is due to the onerous contract, partially offset by losses of US$9 due to working capital adjustments at the closing of the transaction.

•	Manganese (note 16e) –The Company has entered into agreements to sell its manganese assets, resulting in an impairment loss of US$10 for the year ended December 31, 2022 (2021: US$35 and 2020 US$76).

•	VNC (note 16f) –As a result of the sale of this asset to Prony Resources, the Company recognized an impairment loss of US$98 for the year ended December 31, 2021 (2020: US$882).

•	Biopalma (note 16i)- In November 2020, the Company concluded the sale of this asset to Brasil Bio Fuels, resulting in an impairment loss of US$125 for the year ended December 31, 2020.

b) Impairment test for the goodwill and other intangibles (note 17)

Goodwill allocated to iron ore and pellet operations

	2022	2021
Carrying amount	US$1,367	US$1,278
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	6.4%	4.4%
Period of cash flow projections	2052	2051
Range of iron ore forecasted prices	US$/t 75 - 95	US$/t 80 - 90
Sensitivity of key assumptions	A 29% reduction in the long-term prices of all commodities or a 51% reduction in reserves would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.	A 29% reduction in the long-term prices of all commodities or a 52% reduction in reserves would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.

Goodwill allocated to nickel operations

	2022	2021
Carrying amount	US$1,822	US$1,930
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	4.5% - 5.3%	3.2% - 3.8%
Period of cash flow projections	2045	2045
Range of nickel forecasted prices	US$/t 21,000 – 24,000	US$/t 17,000 – 19,000
Sensitivity of key assumptions	A 23.7% reduction in the long-term prices of all commodities or an 8.4% reduction in volumes would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.	A 27.9% reduction in the long-term prices of all commodities or an 10.1% reduction in volumes would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.

Other intangibles - Research and development project

	2022	2021
Carrying amount	US$528	US$494
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognised.	The recoverable amount of the operating segments is higher than the carrying amount and, therefore, there is no impairment to be recognised.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	6.4%	4.4%
Period of cash flow projections	2052	2051
Sensitivity of key assumptions	A 77% reduction in in processing and beneficiating iron ore volumes would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.	A 80% reduction in processing and beneficiating iron ore volumes would, alone, result in estimated recoverable amount equal to the carrying value of this CGU.

Accounting policy

Impairment of non-financial assets - Non-financial assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount might not be recoverable. An impairment loss is recognized for the amount by which the asset´s carrying value exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal (“FVLCD”) and value in use (“VIU”).

FVLCD is generally determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset from a market participant’s perspective, including any expansion prospects. VIU model is determined as the present value of the estimated future cash flows expected to arise from the continued use of the asset in its present form. Value in use is determined by applying assumptions specific to the Company’s continued use and cannot take into account future development. These assumptions are different to those used in calculating fair value and consequently the VIU calculation is likely to give a different result to a FVLCD calculation.

Assets that have an indefinite useful life and are not subject to amortization, such as goodwill, are tested annually for impairment.

For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGU). Goodwill is allocated to Cash Generating Units or Cash Generating Units groups that are expected to benefit from the business combinations in which the goodwill arose and are identified in accordance with the operating segment.

Non-current assets (excluding goodwill) in which the Company recognized impairment in the past are reviewed whenever events or changes in circumstances indicate that the impairment may no longer be applicable. In such cases, an impairment reversal will be recognized.

Onerous Contracts - For certain long-term contracts, a provision is recognized when the present value of the unavoidable cost to meet the Company’s obligation exceeds the economic benefits that could be received from those contracts.

Critical accounting estimates and judgments

Significant judgements, estimates and assumptions are required to determine whether an impairment trigger has occurred and to prepare the Company’s cash flows. Management uses the budgets approved as a starting point and key assumptions are, but not limited to: (i) mineral reserves and mineral resources measured by internal experts; (ii) costs and investments based on the best estimate of projects as supported by past performance; (iii) sale prices consistent with projections available in reports published by industry considering the market price when appropriate; (iv) the useful life of each cash-generating unit (ratio between production and mineral reserves); and (v) discount rates that reflect specific risks relating to the relevant assets in each cash-generating unit.

These assumptions are susceptible to risks and uncertainties and may change the Company’s projection and, therefore, may affect the recoverable value of assets.